Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	531,139,442.61	25,100
Yield Supplement Overcollateralization Amount 03/31/21	19,239,713.46	0
Receivables Balance 03/31/21	550,379,156.07	25,100
Principal Payments	23,639,679.12	591
Defaulted Receivables	868,546.17	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	18,068,180.51	0
Pool Balance at 04/30/21	507,802,750.27	24,470

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.14%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,324,489.30	94
Past Due 61-90 days	614,856.88	31
Past Due 91-120 days	257,521.84	10
Past Due 121+ days	0.00	0
Total	3,196,868.02	135

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	713,976.02
Aggregate Net Losses/(Gains) - April 2021	154,570.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.34%
Prior Net Losses Ratio	-0.41%
Second Prior Net Losses Ratio	0.26%
Third Prior Net Losses Ratio	0.63%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,839,731.63
Actual Overcollateralization	5,839,731.63
Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	49.51

Flow of Funds	$ Amount
Collections	26,284,573.87
Investment Earnings on Cash Accounts	43.80
Servicing Fee	(458,649.30)
Transfer to Collection Account	-
Available Funds	25,825,968.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	418,776.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,668,588.75
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,839,731.63
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,291,573.91

Total Distributions of Available Funds	25,825,968.37

Servicing Fee	458,649.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	525,031,339.02
Principal Paid	23,068,320.38
Note Balance @ 05/17/21	501,963,018.64

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	80,511,112.45
Principal Paid	13,651,141.91
Note Balance @ 05/17/21	66,859,970.54
Note Factor @ 05/17/21	36.8984385%

Class A-2b
Note Balance @ 04/15/21	55,540,226.57
Principal Paid	9,417,178.47
Note Balance @ 05/17/21	46,123,048.10
Note Factor @ 05/17/21	36.8984385%

Class A-3
Note Balance @ 04/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	274,400,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-4
Note Balance @ 04/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	76,910,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	25,110,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	12,560,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	466,074.08
Total Principal Paid	23,068,320.38
Total Paid	23,534,394.46

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	68,434.45
Principal Paid	13,651,141.91
Total Paid to A-2a Holders	13,719,576.36

Class A-2b
One-Month Libor	0.11463%
Coupon	0.40463%
Interest Paid	19,976.22
Principal Paid	9,417,178.47
Total Paid to A-2b Holders	9,437,154.69

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5583197
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6340118
Total Distribution Amount	28.1923315

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3776736
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.3374278
Total A-2a Distribution Amount	75.7151014

A-2b Interest Distribution Amount	0.1598098
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.3374278
Total A-2b Distribution Amount	75.4972376

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	202.38
Noteholders' Third Priority Principal Distributable Amount	544.47
Noteholders' Principal Distributable Amount	253.15

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,092,197.46
Investment Earnings	30.09
Investment Earnings Paid	(30.09)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$884,617.32	$1,537,259.23	$2,750,685.18
Number of Extensions	33	58	97
Ratio of extensions to Beginning of Period Receivables Balance	0.16%	0.27%	0.46%